Acquisitions (Fiscal 2014) (Details) - USD ($) $ in Millions	11 Months Ended
	Apr. 30, 2015	Oct. 31, 2015	May. 31, 2014	Jan. 07, 2014	May. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 4,045.8	$ 4,366.0	$ 4,317.2		$ 4,139.8
PeopleAnswers [Member]
Business Acquisition [Line Items]
Cash purchase consideration, net of cash acquired				$ 200.0
Identifiable intangible assets	84.0
Goodwill	$ 114.3
Weighted average estimated useful life	10 years
Fiscal 2014 [Member]
Business Acquisition [Line Items]
Cash purchase consideration, net of cash acquired			$ 1.8